INTANGIBLE ASSETS (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INTANGIBLE ASSETS
Cost	1,626	1,340
Accumulated Amortization	460	336
Finite-Lived Intangible Assets, Net, Total	1,166	1,004
Amortization expenses
Total amortization expense for intangible assets	106	82	64
Expected aggregate amortization expense
2015	109
2016	96
2017	85
2018	76
2019	67
Software
INTANGIBLE ASSETS
Weighted Average Amortization Rate (as a percent)	12.90%	13.20%
Cost	1,049	825
Accumulated Amortization	337	241
Finite-Lived Intangible Assets, Net, Total	712	584
Natural gas supply opportunities
INTANGIBLE ASSETS
Weighted Average Amortization Rate (as a percent)	3.70%	3.70%
Cost	340	311
Accumulated Amortization	83	65
Finite-Lived Intangible Assets, Net, Total	257	246
Power purchase agreements
INTANGIBLE ASSETS
Weighted Average Amortization Rate (as a percent)	3.80%	4.00%
Cost	96	87
Accumulated Amortization	10	7
Finite-Lived Intangible Assets, Net, Total	86	80
Transportation agreements
INTANGIBLE ASSETS
Weighted Average Amortization Rate (as a percent)	3.70%	3.70%
Cost	56	53
Accumulated Amortization	18	15
Finite-Lived Intangible Assets, Net, Total	38	38
Other.
INTANGIBLE ASSETS
Weighted Average Amortization Rate (as a percent)	3.60%	4.00%
Cost	85	64
Accumulated Amortization	12	8
Finite-Lived Intangible Assets, Net, Total	73	56